Long-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments [Abstract]
Schedule of changes in long-term investments
Long-term investments consist of investments in privately held companies and available for sale investment. The following table sets forth the changes in the Group’s Long-term investments:

	Cost Method	Equity Method	Available for sale investment	Total
	RMB	RMB		RMB
Balance as of December 31, 2018	35,000	23,038	—	58,038

Investments made	50,000	6,500	—	56,500
Loss from equity method investments	—	(8,149)	—	(8,149)
Less: Foreign currency translation adjustments	—	2,214	—	2,214
Balance as of December 31, 2019	85,000	23,603	—	108,603

Investments made	—	4,894	—	4,894
Loss from equity method investments	—	(11,523)	—	(11,523)
Less: Impairment	—	(15,908)	—	(15,908)
Less: Foreign currency translation adjustments	—	(1,066)	—	(1,066)
Subscription of private equity fund	—	—	36,600	36,600
Gross unrealized loss in accumulated other comprehensive income	—	—	(421)	(421)
Balance as of December 31, 2020	85,000	—	36,179	121,179